Schedule of Investments ─ NYLI MacKay ESG Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF)

July 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.0%
Collateralized Mortgage Obligations — 3.7%
Mortgage Securities — 3.7%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.577%, due 7/25/45(a)(b)	$159,089	$131,639
Bayview Commercial Asset Trust
Series 2007-4A A1, 6.139%, (TSFR1M + 0.79%), due 9/25/37(a)	286,724	271,627
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 6.064%, (TSFR1M + 0.71%), due 5/25/35(a)	40,713	33,940
Connecticut Avenue Securities Trust
Series 2020-SBT1 1M2, 9.112%, (SOFR30A + 3.76%), due 2/25/40(a)	1,045,000	1,108,943
Series 2021-R03 1B2, 10.847%, (SOFR30A + 5.50%), due 12/25/41(a)	485,000	507,737
Series 2022-R07 1M2, 9.998%, (SOFR30A + 4.65%), due 6/25/42(a)	100,000	108,710
Series 2022-R08 1B1, 10.947%, (SOFR30A + 5.60%), due 7/25/42(a)	365,000	400,361
Series 2024-R02 1B1, 7.847%, (SOFR30A + 2.50%), due 2/25/44(a)	220,000	224,790
CSMC
Series 2021-NQM2 A1, 1.179%, due 2/25/66(a)(b)	423,990	371,214
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A34, 2.500%, due 9/25/52(a)(b)	1,208,824	974,047
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 5.896%, (TSFR1M + 0.55%), due 5/19/35(a)	62,776	59,078
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	298,684	275,689
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	800,287	643,576
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(b)	424,326	346,370
Sequoia Mortgage Trust
Series 2021-4 AIO1, 0.166%, due 6/25/51(a)(b)(c)	14,042,578	131,556
Shellpoint Co.-Originator Trust
Series 2015-1 B3, 3.775%, due 8/25/45(a)(b)	378,397	347,704
STACR Trust
Series 2018-HRP1 B2, 17.212%, (SOFR30A + 11.86%), due 5/25/43(a)	399,757	487,117
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR13 A2B, 6.344%, (TSFR1M + 0.99%), due 11/25/34(a)	46,763	42,995
		6,467,093
Total Collateralized Mortgage Obligations
(Cost $6,374,082)		6,467,093

	Principal Amount	Value
Commercial Asset-Backed Securities — 7.5%
Asset Backed Securities — 7.5%
American Credit Acceptance Receivables Trust
Series 2021-2 D, 1.340%, due 7/13/27	$330,231	$326,056
AMSR Trust
Series 2020-SFR3 B, 1.806%, due 9/17/37	660,000	631,808
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 C, 7.147%, (SOFR30A + 1.80%), due 6/25/47(a)	373,538	374,861
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 D, 7.840%, due 8/15/29	435,000	460,122
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	545,495	481,354
Series 2020-1 B1, 2.280%, due 7/15/60	845,485	796,506
Series 2020-1 B2, 2.600%, due 7/15/60	512,688	436,717
Series 2021-1A B1, 1.980%, due 3/15/61	362,842	327,710
DT Auto Owner Trust
Series 2020-3A E, 3.620%, due 10/15/27	530,000	522,263
Series 2021-4A D, 1.990%, due 9/15/27	180,000	170,593
Exeter Automobile Receivables Trust
Series 2021-3A E, 3.040%, due 12/15/28	855,000	811,639
Series 2022-2A E, 6.340%, due 10/15/29	880,000	867,014
Series 2023-4A D, 6.950%, due 12/17/29	260,000	267,676
Flagship Credit Auto Trust
Series 2021-2 C, 1.270%, due 6/15/27	285,000	278,025
Series 2022-1 D, 3.640%, due 3/15/28	780,000	742,375
Series 2022-2 D, 5.800%, due 4/17/28	609,000	570,826
Ford Credit Auto Owner Trust
Series 2021-2 D, 2.600%, due 5/15/34	130,000	120,771
Series 2023-1 D, 6.260%, due 8/15/35	425,000	430,981
GLS Auto Receivables Issuer Trust
Series 2019-4A D, 4.090%, due 8/17/26	423,610	423,300
Series 2020-1A D, 3.680%, due 11/16/26	274,496	273,732
Series 2021-3A D, 1.480%, due 7/15/27	615,000	587,252
Series 2021-3A E, 3.200%, due 10/16/28	875,000	824,879
Series 2022-3A E, 8.350%, due 10/15/29	425,000	431,737
Home Partners of America
Series 2021-2 B, 2.302%, due 12/17/26	96,101	89,515
HPEFS Equipment Trust
Series 2024-1A D, 5.820%, due 11/20/31	260,000	262,832
Navient Private Education Refi Loan Trust
Series 2021-A B, 2.240%, due 5/15/69	100,000	78,104
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	550,000	498,000
OneMain Direct Auto Receivables Trust
Series 2019-1A D, 4.680%, due 4/14/31	385,000	375,419
Stifel SBA IO Trust
Series 2024-1A A2, 1.268%, due 6/25/50(a)(b)(c)	4,693,185	186,606

Schedule of Investments ─ NYLI MacKay ESG Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Tricon American Homes
Series 2020-SFR1 A, 1.499%, due 7/17/38	$268,316	$253,167
		12,901,840
Total Commercial Asset-Backed Securities
(Cost $12,778,050)		12,901,840

Commercial Mortgage-Backed Securities — 8.7%
Mortgage Securities — 8.7%
Bank
Series 2019-BN19 C, 4.028%, due 8/15/61(a)(b)	840,000	657,393
BANK
Series 2019-BN20 C, 3.653%, due 9/15/62(a)(b)	180,000	137,902
Series 2020-BN25 C, 3.353%, due 1/15/63(a)(b)	570,000	445,307
Series 2020-BN25 D, 2.500%, due 1/15/63	830,000	575,153
Bayview Commercial Asset Trust
Series 2006-4A A1, 5.809%, (TSFR1M + 0.46%), due 12/25/36(a)	44,999	42,986
BBCMS Mortgage Trust
Series 2018-TALL C, 6.647%, (TSFR1M + 1.32%), due 3/15/37(a)	675,000	608,362
Benchmark Mortgage Trust
Series 2018-B3 C, 4.515%, due 4/10/51(a)(b)	550,000	455,247
Series 2019-B9 C, 4.971%, due 3/15/52(a)(b)	465,000	380,169
BX Commercial Mortgage Trust
Series 2020-VIV2 C, 3.542%, due 3/9/44(a)(b)	410,000	364,316
BX Trust
Series 2019-OC11 A, 3.202%, due 12/9/41	249,000	225,860
Series 2019-OC11 C, 3.856%, due 12/9/41	200,000	181,852
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(a)(b)	430,000	386,416
Series 2017-CD4 D, 3.300%, due 5/10/50	565,000	458,731
CFCRE Commercial Mortgage Trust
Series 2016-C3 D, 3.052%, due 1/10/48(a)(b)	420,000	365,392
Series 2016-C7 C, 4.365%, due 12/10/54(a)(b)	405,000	358,154
Citigroup Commercial Mortgage Trust
Series 2015-GC35 AS, 4.072%, due 11/10/48(a)(b)	395,000	366,540
COMM Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	390,000	343,200
Series 2014-CR15 D, 3.977%, due 2/10/47(a)(b)	652,000	586,802
CONE Trust
Series 2024-DFW1 D, 8.340%, (TSFR1M + 3.04%), due 8/15/26(a)	270,000	269,408
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	$100,000	$98,010
DBJPM Mortgage Trust
Series 2016-C1 C, 3.318%, due 5/10/49(a)(b)	480,000	427,386
DROP Mortgage Trust
Series 2021-FILE A, 6.593%, (TSFR1M + 1.26%), due 10/15/43(a)	400,000	381,000
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-2NU B, 2.076%, due 1/5/40(a)(b)	375,000	303,449
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5 D, 3.000%, due 6/13/52	155,000	114,614
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7 C, 4.150%, due 10/15/50(a)(b)	415,000	361,689
Life Mortgage Trust
Series 2022-BMR2 D, 7.871%, (TSFR1M + 2.54%), due 5/15/39(a)	395,000	368,541
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18 300B, 3.996%, due 8/15/31	340,000	285,600
MSWF Commercial Mortgage Trust
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	395,000	424,776
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE, 12.962%, (SOFR30A + 7.61%), due 3/25/50(a)	200,000	198,792
Series 2020-01 M10, 9.212%, (SOFR30A + 3.86%), due 3/25/50(a)	1,119,589	1,125,456
SG Commercial Mortgage Securities Trust
Series 2016-C5 B, 3.933%, due 10/10/48	400,000	365,326
SLG Office Trust
Series 2021-OVA A, 2.585%, due 7/15/41	539,000	450,568
UBS Commercial Mortgage Trust
Series 2018-C9 C, 4.947%, due 3/15/51(a)(b)	375,000	281,090
Series 2019-C16 D, 5.013%, due 4/15/52(a)(b)	375,000	307,962
Wells Fargo Commercial Mortgage Trust
Series 2016-C36 C, 4.116%, due 11/15/59(a)(b)	300,000	249,849
Series 2016-NXS6 D, 3.059%, due 11/15/49	630,000	538,484
Series 2019-C50 D, 3.000%, due 5/15/52	840,000	620,805
Series 2019-C51 C, 4.289%, due 6/15/52(a)(b)	460,000	387,714

Schedule of Investments ─ NYLI MacKay ESG Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
WFRBS Commercial Mortgage Trust
Series 2014-C21 AS, 3.891%, due 8/15/47	$445,678	$431,193
		14,931,494
Total Commercial Mortgage-Backed Securities
(Cost $14,612,219)		14,931,494

Corporate Bonds — 38.6%
Airlines — 2.1%
American Airlines Class B Pass Through Trust
Series 2019-1, B, 3.850%, due 2/15/28	303,151	286,009
Series 2021-1, B, 3.950%, due 7/11/30	241,900	224,902
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29	355,000	346,907
British Airways Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A, 2.900%, due 3/15/35	867,476	763,361
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, due 10/20/25	146,876	146,156
4.750%, due 10/20/28	610,000	603,888
JetBlue Class AA Pass Through Trust
Series 2019-1, AA, 2.750%, due 5/15/32	768,940	673,085
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	291,000	293,586
United Airlines Class A Pass Through Trust
Series 20-1, A, 5.875%, due 10/15/27	269,076	272,150
		3,610,044
Apparel — 0.2%
Tapestry, Inc.
7.850%, due 11/27/33	345,000	367,907

Auto Manufacturers — 1.9%
Ford Motor Credit Co. LLC
6.950%, due 3/6/26	435,000	444,446
7.200%, due 6/10/30(d)	390,000	416,889
General Motors Co.
5.200%, due 4/1/45	205,000	184,381
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	537,133
4.300%, due 4/6/29	365,000	353,384
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	340,000	337,776
1.850%, due 9/16/26	995,000	922,986
		3,196,995
Banks — 14.9%
Australia & New Zealand Banking Group Ltd., (Australia)
5.731%, (5 Year US CMT T-Note + 1.62%), due 9/18/34(a)	610,000	619,599
Banco Santander SA, (Spain)
6.350%, due 3/14/34	600,000	618,066
Bank of America Corp.
2.572%, (SOFR + 1.21%), due 10/20/32(a)	815,000	692,431
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
2.687%, (SOFR + 1.32%), due 4/22/32(a)	$440,000	$380,455
3.384%, (SOFR + 1.33%), due 4/2/26(a)	155,000	152,926
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/72(a)	480,000	416,330
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/72(a)	215,000	220,815
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	440,000	396,392
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/73(a)	350,000	321,940
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,220,000	1,136,429
6.714%, (SOFR + 2.27%), due 10/19/29(a)	250,000	262,940
Canadian Imperial Bank of Commerce, (Canada)
3.300%, due 4/7/25	465,000	458,688
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	560,000	471,822
Citizens Bank NA
6.064%, (SOFR + 1.45%), due 10/24/25(a)	795,000	793,173
Citizens Financial Group, Inc.
3.250%, due 4/30/30	285,000	257,876
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(a)	630,000	631,594
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 Year US CMT T-Note + 1.22%), due 4/6/28(a)	745,000	721,166
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/73(a)	560,000	499,396
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	755,000	707,603
3.729%, (SOFR + 2.76%), due 1/14/32(a)	570,000	493,721
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(a)	745,000	732,103
First Horizon Bank
5.750%, due 5/1/30	666,000	654,467
Huntington Bancshares, Inc.
5.709%, (SOFR + 1.87%), due 2/2/35(a)	365,000	369,000
Huntington National Bank (The)
5.650%, due 1/10/30	631,000	645,857
ING Groep NV, (Netherlands)
5.550%, (SOFR + 1.77%), due 3/19/35(a)	425,000	431,529
6.083%, (SOFR + 1.56%), due 9/11/27(a)	1,090,000	1,112,586
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	847,024
KeyBank NA
4.150%, due 8/8/25(d)	485,000	478,721
4.900%, due 8/8/32	570,000	527,138
KeyCorp
6.401%, (SOFR + 2.42%), due 3/6/35(a)	320,000	333,795
Lloyds Banking Group PLC, (United Kingdom)
4.582%, due 12/10/25	775,000	767,017

Schedule of Investments ─ NYLI MacKay ESG Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
4.976%, (1 Year US CMT T-Note + 2.30%), due 8/11/33(a)	$355,000	$348,178
5.721%, (1 Year US CMT T-Note + 1.07%), due 6/5/30(a)	260,000	267,428
M&T Bank Corp.
6.082%, (SOFR + 2.26%), due 3/13/32(a)	270,000	277,031
Macquarie Group Ltd., (Australia)
2.871%, (SOFR + 1.53%), due 1/14/33(a)	660,000	557,986
4.098%, (SOFR + 2.13%), due 6/21/28(a)	295,000	288,498
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,190,000	964,993
2.511%, (SOFR + 1.20%), due 10/20/32(a)	695,000	586,915
NatWest Group PLC, (United Kingdom)
3.073%, (1 Year US CMT T-Note + 2.55%), due 5/22/28(a)	520,000	494,266
5.778%, (1 Year US CMT T-Note + 1.50%), due 3/1/35(a)	260,000	268,267
Santander Holdings USA, Inc.
6.342%, (SOFR + 2.14%), due 5/31/35(a)	205,000	210,045
6.499%, (SOFR + 2.36%), due 3/9/29(a)	430,000	444,013
Societe Generale SA, (France)
4.750%, (5 Year US CMT T-Note + 3.93%), due 11/26/72(a)	155,000	142,591
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/73(a)	330,000	274,698
7.132%, (1 Year US CMT T-Note + 2.95%), due 1/19/55(a)	335,000	330,615
10.000%, (5 Year US CMT T-Note + 5.45%), due 5/14/73(a)	225,000	237,558
Synchrony Bank
5.400%, due 8/22/25	715,000	713,172
Truist Financial Corp.
5.711%, (SOFR + 1.92%), due 1/24/35(a)(d)	325,000	332,287
UBS Group AG, (Switzerland)
1.364%, (1 Year US CMT T-Note + 1.08%), due 1/30/27(a)	285,000	268,866
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/73(a)	400,000	334,178
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/73(a)	150,000	141,266
6.442%, (SOFR + 3.70%), due 8/11/28(a)	550,000	570,698
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	635,000	535,640
		25,741,788
Biotechnology — 0.2%
Amgen, Inc.
5.750%, due 3/2/63	305,000	307,055

Building Materials — 0.3%
Carrier Global Corp.
2.722%, due 2/15/30	310,000	279,284
Owens Corning
4.400%, due 1/30/48	230,000	190,258
		469,542
Chemicals — 0.8%
Dow Chemical Co. (The)
5.600%, due 2/15/54	345,000	340,298
	Principal Amount	Value
Corporate Bonds (continued)
Chemicals (continued)
Ecolab, Inc.
2.750%, due 8/18/55	$375,000	$235,542
Huntsman International LLC
4.500%, due 5/1/29	565,000	544,836
LYB International Finance III LLC
3.800%, due 10/1/60	440,000	305,955
		1,426,631
Commercial Services — 0.5%
Service Corp. International
3.375%, due 8/15/30	390,000	345,067
United Rentals North America, Inc.
3.875%, due 2/15/31	555,000	501,586
		846,653
Computers — 0.3%
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	650,000	490,622

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	185,063
Air Lease Corp.
3.250%, due 3/1/25	460,000	453,520
Ally Financial, Inc.
6.992%, (SOFR + 3.26%), due 6/13/29(a)	465,000	488,889
8.000%, due 11/1/31	300,000	337,586
Aviation Capital Group LLC
1.950%, due 1/30/26	660,000	627,025
Avolon Holdings Funding Ltd., (Ireland)
2.875%, due 2/15/25	525,000	516,206
5.750%, due 11/15/29	605,000	616,078
Cantor Fitzgerald LP
7.200%, due 12/12/28	475,000	499,771
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(a)	635,000	658,594
Nomura Holdings, Inc., (Japan)
5.099%, due 7/3/25	440,000	438,835
OneMain Finance Corp.
3.500%, due 1/15/27	400,000	378,008
7.500%, due 5/15/31	395,000	406,167
		5,605,742
Electric — 5.0%
AEP Texas, Inc.
3.450%, due 5/15/51	540,000	366,221
5.250%, due 5/15/52	260,000	241,445
Algonquin Power & Utilities Corp., (Canada)
5.365%, due 6/15/26(e)	950,000	952,318
Arizona Public Service Co.
5.700%, due 8/15/34	435,000	446,528
6.350%, due 12/15/32	665,000	716,732
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	555,000	480,013
Commonwealth Edison Co.
5.300%, due 2/1/53	335,000	326,411
5.650%, due 6/1/54	240,000	245,757
Enel Finance International NV, (Italy)
5.125%, due 6/26/29	600,000	602,817
Eversource Energy
5.950%, due 7/15/34	645,000	670,628

Schedule of Investments ─ NYLI MacKay ESG Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Indianapolis Power & Light Co.
5.650%, due 12/1/32	$370,000	$381,392
NSTAR Electric Co.
4.950%, due 9/15/52	135,000	125,282
Puget Energy, Inc.
4.224%, due 3/15/32	540,000	495,395
Puget Sound Energy, Inc.
5.685%, due 6/15/54	395,000	403,915
Southern California Edison Co.
5.450%, due 6/1/31	395,000	407,842
5.700%, due 3/1/53	270,000	271,769
TransAlta Corp., (Canada)
7.750%, due 11/15/29	665,000	697,686
Virginia Electric and Power Co.
5.450%, due 4/1/53	280,000	276,464
Series C, 4.625%, due 5/15/52	500,000	435,806
		8,544,421
Environmental Control — 0.5%
Reworld Holding Corp.
4.875%, due 12/1/29	461,000	421,555
Waste Connections, Inc.
2.200%, due 1/15/32	525,000	439,091
		860,646
Food — 1.2%
General Mills, Inc.
5.241%, due 11/18/25	980,000	979,880
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	840,000	698,230
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	147,798
4.250%, due 2/1/27	265,000	257,892
		2,083,800
Forest Products & Paper — 0.2%
Suzano Austria GmbH, (Brazil)
3.750%, due 1/15/31	485,000	430,168

Gas — 0.8%
Boston Gas Co.
3.757%, due 3/16/32	275,000	245,226
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	760,000	722,158
6.388%, due 9/15/33	225,000	237,001
Southern California Gas Co.
6.350%, due 11/15/52	200,000	222,836
		1,427,221
Insurance — 0.1%
Protective Life Corp.
8.450%, due 10/15/39	138,000	174,720

Lodging — 0.5%
Marriott International, Inc.
Series R, 3.125%, due 6/15/26	490,000	474,396
Studio City Finance Ltd., (Macau)
5.000%, due 1/15/29	490,000	436,566
		910,962
Machinery-Diversified — 0.3%
AGCO Corp.
5.800%, due 3/21/34	580,000	590,775

	Principal Amount	Value
Corporate Bonds (continued)
Media — 0.3%
Time Warner Cable LLC
6.750%, due 6/15/39	$485,000	$480,306

Mining — 0.4%
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	625,000	643,750

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.
6.250%, due 2/15/29	385,000	389,778

Packaging & Containers — 0.4%
Berry Global, Inc.
4.875%, due 7/15/26	352,000	347,321
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	395,000	397,730
		745,051
Pharmaceuticals — 0.8%
CVS Pass-Through Trust
5.926%, due 1/10/34	118,037	118,074
Eli Lilly & Co.
4.950%, due 2/27/63	400,000	381,406
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	250,000	236,750
4.750%, due 5/9/27	575,000	557,235
		1,293,465
REITS — 1.6%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	360,000	325,068
American Homes 4 Rent LP
2.375%, due 7/15/31	905,000	753,197
Host Hotels & Resorts LP
5.700%, due 7/1/34	500,000	505,049
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	475,173
Starwood Property Trust, Inc.
4.375%, due 1/15/27	680,000	652,955
		2,711,442
Retail — 0.3%
AutoNation, Inc.
4.750%, due 6/1/30	313,000	306,060
Nordstrom, Inc.
4.250%, due 8/1/31(d)	185,000	164,645
		470,705
Savings & Loans — 0.4%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	655,000	621,899

Software — 0.2%
MSCI, Inc.
3.250%, due 8/15/33	360,000	306,317

Schedule of Investments ─ NYLI MacKay ESG Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications — 0.4%
AT&T, Inc.
3.500%, due 9/15/53	$385,000	$269,168
5.400%, due 2/15/34	170,000	173,678
Verizon Communications, Inc.
5.500%, due 2/23/54	330,000	330,872
		773,718
Water — 0.5%
Aegea Finance Sarl, (Brazil)
9.000%, due 1/20/31	559,000	589,667
American Water Capital Corp.
3.250%, due 6/1/51	460,000	320,796
		910,463
Total Corporate Bonds
(Cost $66,637,248)		66,432,586

Foreign Government Obligation — 0.2%
Colombia Government International Bond, (Colombia)
7.500%, due 2/2/34
(Cost $372,236)	375,000	380,194

U.S. Government & Federal Agencies — 37.3%
Mortgage Securities — 33.2%
Fannie Mae Connecticut Avenue Securities
Series 2021-R02 2B2, 11.547%, (SOFR30A + 6.20%), due 11/25/41(a)	960,000	1,012,800
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	2,262,583	217,230
Series 2023-429 C5, 3.000%, due 10/25/52(c)	2,018,582	334,158
Fannie Mae Pool
Series 2020-FM5299, 3.500%, due 11/1/50	247,175	224,817
Series 2022-CB3155, 2.000%, due 3/1/52	390,852	314,594
Series 2022-MA4562, 2.000%, due 3/1/52	901,678	725,751
Series 2023-FP0087, 2.000%, due 10/1/50	1,752,863	1,420,525
Series 2023-FS3603, 5.500%, due 8/1/53	629,694	633,364
Series 2023-FS5641, 6.000%, due 8/1/53	455,388	463,877
Series 2023-FS5758, 6.000%, due 9/1/53	604,314	616,074
Series 2023-FS6211, 6.000%, due 11/1/53	201,676	205,975
Series 2023-FS6542, 6.500%, due 12/1/53	71,746	73,786
Series 2023-MA4919, 5.500%, due 2/1/53	179,939	180,294
Series 2023-MA5139, 6.000%, due 9/1/53	189,340	192,009
Series 2024-FS7587, 5.500%, due 4/1/54	661,474	663,797
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2024-FS7645, 4.500%, due 1/1/54	$1,186,592	$1,143,325
Fannie Mae REMICS
Series 2016-19 SD, 0.638%, (SOFR30A + 5.99%), due 4/25/46(a)(c)	1,423,537	107,511
Series 2016-57 SN, 0.588%, (SOFR30A + 5.94%), due 6/25/46(a)(c)	604,764	64,917
Series 2019-32 SB, 0.588%, (SOFR30A + 5.94%), due 6/25/49(a)(c)	1,042,233	106,181
Series 2020-70 SD, 0.788%, (SOFR30A + 6.14%), due 10/25/50(a)(c)	819,682	107,643
Series 2021-12 JI, 2.500%, due 3/25/51(c)	615,301	94,695
Series 2021-34 IS, (SOFR30A + 2.91%), due 11/25/42(a)(c)	2,459,794	74,559
Series 2021-34 MI, 2.500%, due 3/25/51(c)	880,265	118,231
Series 2021-40 SI, 0.488%, (SOFR30A + 5.84%), due 9/25/47(a)(c)	997,974	101,394
Series 2021-54 HI, 2.500%, due 6/25/51(c)	187,886	24,296
Series 2021-8 ID, 3.500%, due 3/25/51(c)	717,856	156,329
Series 2021-95 KI, 2.500%, due 4/25/51(c)	2,444,370	369,229
Series 2022-10 SA, 0.403%, (SOFR30A + 5.75%), due 2/25/52(a)(c)	810,918	114,600
Series 2022-5 SN, (SOFR30A + 1.80%), due 2/25/52(a)(c)	365,252	248
Series 2023-24 OQ, 0.000%, due 7/25/54(f)(g)	487,504	403,246
Freddie Mac Pool
Series 2022-RA6622, 2.500%, due 1/1/52	912,233	773,644
Series 2022-SD8215, 4.000%, due 5/1/52	254,727	239,068
Series 2023-RA8647, 4.500%, due 5/1/53	410,466	395,839
Series 2023-SD3392, 5.500%, due 7/1/53	315,627	317,092
Series 2023-SD3770, 2.500%, due 3/1/52	200,696	170,075
Series 2023-SD4026, 6.000%, due 10/1/53	224,575	228,692
Series 2023-SD4149, 5.000%, due 5/1/53	1,406,443	1,386,993
Series 2023-SD4268, 6.000%, due 11/1/53	216,884	221,512
Series 2023-SD4471, 6.500%, due 12/1/53	123,991	127,479
Series 2024-SD5040, 5.500%, due 3/1/54	643,844	646,168
Series 2024-SD5184, 4.000%, due 3/1/53	1,132,443	1,062,800
Series 2024-SD8407, 5.000%, due 3/1/54	721,703	710,556
Freddie Mac REMICS
Series 2017-4710 WZ, 3.500%, due 8/15/47	534,850	488,158
Series 2017-4725 WZ, 3.500%, due 11/15/47	949,542	863,358

Schedule of Investments ─ NYLI MacKay ESG Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2020-4993 KS, 0.588%, (SOFR30A + 5.94%), due 7/25/50(a)(c)	$1,493,043	$189,492
Series 2020-4994 TS, 0.638%, (SOFR30A + 5.99%), due 7/25/50(a)(c)	773,770	98,284
Series 2020-5013 DI, 3.000%, due 9/25/50(c)	1,689,488	277,234
Series 2020-5021 SA, (SOFR30A + 3.55%), due 10/25/50(a)(c)	802,668	26,970
Series 2020-5031 IQ, 2.500%, due 10/25/50(c)	504,612	79,746
Series 2020-5038 IB, 2.500%, due 10/25/50(c)	496,096	78,773
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	751,758	142,234
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	850,546	151,043
Series 2021-5092 SH, (SOFR30A + 2.45%), due 2/25/51(a)(c)	700,477	4,422
Series 2021-5092 XA, 1.000%, due 1/15/41	406,747	344,038
Series 2021-5149 LI, 2.500%, due 10/25/51(c)	1,694,267	199,965
Series 2021-5187 SA, (SOFR30A + 1.80%), due 1/25/52(a)(c)	614,374	1,318
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	882,397	166,572
Series 2022-5204 KA, 3.000%, due 5/25/49	880,696	818,011
Series 2022-5268 B, 4.500%, due 10/25/52	590,864	570,487
Series 2023-5304 UB, 4.000%, due 2/25/52	360,414	341,579
Series 2023-5315 OQ, 0.000%, due 1/25/55(f)(g)	375,386	307,735
Series 2023-5326, 0.000%, due 8/25/53(f)(g)	236,408	191,458
Series 2023-5326 QO, 0.000%, due 9/25/50(f)(g)	353,860	250,214
Series 2023-5328 JY, 0.250%, due 9/25/50	747,569	505,714
Series 2023-5351 DO, 0.000%, due 9/25/53(f)(g)	493,748	416,158
Series 2023-5351 EO, 0.000%, due 10/25/53(f)(g)	329,627	277,441
Series 2023-5363, 0.000%, due 12/25/53(f)(g)	468,316	400,903
Freddie Mac STACR REMIC Trust
Series 2020-DNA2 B2, 10.262%, (SOFR30A + 4.91%), due 2/25/50(a)	365,000	397,267
Series 2020-DNA6 B1, 8.347%, (SOFR30A + 3.00%), due 12/25/50(a)	635,000	683,586
Series 2020-HQA1 B2, 10.562%, (SOFR30A + 5.21%), due 1/25/50(a)	975,000	1,055,273
Series 2020-HQA5 B1, 9.347%, (SOFR30A + 4.00%), due 11/25/50(a)	900,000	1,011,375
Series 2021-DNA2 B1, 8.747%, (SOFR30A + 3.40%), due 8/25/33(a)	615,000	687,841
Series 2021-DNA2 B2, 11.347%, (SOFR30A + 6.00%), due 8/25/33(a)	445,000	525,238
Series 2021-DNA5 B1, 8.397%, (SOFR30A + 3.05%), due 1/25/34(a)	1,190,000	1,279,226
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-DNA5 B2, 10.847%, (SOFR30A + 5.50%), due 1/25/34(a)	$730,000	$823,681
Series 2021-HQA1 B1, 8.347%, (SOFR30A + 3.00%), due 8/25/33(a)	765,000	841,395
Series 2021-HQA2 B1, 8.497%, (SOFR30A + 3.15%), due 12/25/33(a)	840,000	934,368
Series 2021-HQA2 B2, 10.797%, (SOFR30A + 5.45%), due 12/25/33(a)	410,000	458,590
Series 2022-DNA1 B1, 8.747%, (SOFR30A + 3.40%), due 1/25/42(a)	640,000	661,409
Series 2022-HQA2 M2, 11.347%, (SOFR30A + 6.00%), due 7/25/42(a)	155,000	172,498
Series 2022-HQA3 M2, 10.697%, (SOFR30A + 5.35%), due 8/25/42(a)	390,000	427,507
Series 2023-HQA1 M2, 10.847%, (SOFR30A + 5.50%), due 5/25/43(a)	385,000	429,168
Freddie Mac STACR Trust
Series 2019-HQA3 B2, 12.962%, (SOFR30A + 7.61%), due 9/25/49(a)	480,000	546,328
Freddie Mac Strips
Series 2012-272, 0.000%, due 8/15/42(f)(g)	521,445	399,970
Series 2013-311, 0.000%, due 8/15/43(f)(g)	158,653	121,394
Series 2013-311 S1, 0.498%, (SOFR30A + 5.84%), due 8/15/43(a)(c)	804,048	88,987
Series 2022-389 C35, 2.000%, due 6/15/52(c)	1,251,292	160,003
Series 2023-402, 0.000%, due 9/25/53(f)(g)	568,360	468,762
Government National Mortgage Association
Series 2019-106 FA, 4.000%, (TSFR1M + 0.71%), due 8/20/49(a)	258,243	237,714
Series 2019-128 KF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	253,989	227,484
Series 2019-128 YF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	264,030	236,599
Series 2019-136 YS, (TSFR1M + 2.72%), due 11/20/49(a)(c)	284,672	3,847
Series 2019-159 P, 2.500%, due 9/20/49	575,684	499,406
Series 2019-92 GF, 3.500%, (TSFR1M + 0.80%), due 7/20/49(a)	246,974	221,898
Series 2019-97 FG, 3.500%, (TSFR1M + 0.80%), due 8/20/49(a)	682,485	610,465
Series 2020-1 YF, 3.500%, (TSFR1M + 0.78%), due 1/20/50(a)	475,544	425,011
Series 2020-1 YS, (TSFR1M + 2.72%), due 1/20/50(a)(c)	1,310,688	18,194
Series 2020-129 SB, (TSFR1M + 3.09%), due 9/20/50(a)(c)	1,797,048	30,416
Series 2020-146 KI, 2.500%, due 10/20/50(c)	1,452,278	199,654
Series 2020-146 SA, 0.840%, (TSFR1M + 6.19%), due 10/20/50(a)(c)	885,169	117,885
Series 2020-151 TI, 2.500%, due 10/20/50(c)	868,546	119,802
Series 2020-168 IA, 0.979%, due 12/16/62(a)(b)(c)	1,522,857	110,112
Series 2020-175 CS, 0.840%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	985,108	123,226

Schedule of Investments ─ NYLI MacKay ESG Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2020-176 AI, 2.000%, due 11/20/50(c)	$600,065	$70,206
Series 2020-185 BI, 2.000%, due 12/20/50(c)	732,042	78,977
Series 2020-189 SU, 0.840%, (TSFR1M + 6.19%), due 12/20/50(a)(c)	617,382	88,595
Series 2020-34 SC, 0.590%, (TSFR1M + 5.94%), due 3/20/50(a)(c)	946,172	112,167
Series 2020-5 FA, 3.500%, (TSFR1M + 0.81%), due 1/20/50(a)	611,594	546,834
Series 2021-1 IT, 3.000%, due 1/20/51(c)	1,304,925	213,960
Series 2021-1 PI, 2.500%, due 12/20/50(c)	762,437	94,757
Series 2021-122 HS, 0.840%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,146,280	164,986
Series 2021-140 GF, 2.500%, (TSFR1M + 0.76%), due 8/20/51(a)	518,775	426,403
Series 2021-146 IN, 3.500%, due 8/20/51(c)	1,111,147	194,163
Series 2021-149 CI, 2.500%, due 8/20/51(c)	1,258,237	176,619
Series 2021-158 SB, (SOFR30A + 3.70%), due 9/20/51(a)(c)	977,178	38,611
Series 2021-16 AS, (TSFR1M + 2.64%), due 1/20/51(a)(c)	2,314,936	23,606
Series 2021-164 IO, 0.949%, due 10/16/63(a)(b)(c)	2,016,023	147,402
Series 2021-177 CI, 2.500%, due 10/20/51(c)	960,059	122,286
Series 2021-179 SA, 0.840%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	1,381,887	184,643
Series 2021-188 IO, 2.500%, due 10/20/51(c)	3,507,868	578,467
Series 2021-205 DS, (SOFR30A + 3.20%), due 11/20/51(a)(c)	3,198,478	74,786
Series 2021-226 SA, (SOFR30A + 1.70%), due 12/20/51(a)(c)	1,587,121	3,923
Series 2021-29 AS, (SOFR30A + 2.70%), due 2/20/51(a)(c)	2,256,516	33,241
Series 2021-30 DI, 2.500%, due 2/20/51(c)	1,244,534	173,438
Series 2021-42 BI, 2.500%, due 3/20/51(c)	588,020	82,664
Series 2021-46 BS, (TSFR1M + 2.69%), due 3/20/51(a)(c)	2,143,679	20,911
Series 2021-46 QS, 0.840%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	545,830	75,867
Series 2021-46 TS, 0.840%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	697,972	97,787
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	3,549,529	247,715
Series 2021-49 SB, 0.840%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	803,188	111,811
Series 2021-57 SA, 0.840%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	2,103,148	277,254
Series 2021-64 GS, (SOFR30A + 1.65%), due 4/20/51(a)(c)	360,557	544
Series 2021-64 SG, (SOFR30A + 1.60%), due 4/20/51(a)(c)	805,951	1,215
Series 2021-67 PI, 3.000%, due 4/20/51(c)	757,712	120,430
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-74 HI, 3.000%, due 4/20/51(c)	$175,151	$27,031
Series 2021-83 FM, 2.500%, (SOFR30A + 0.51%), due 5/20/51(a)	1,498,450	1,235,721
Series 2021-96 FG, 3.500%, (SOFR30A + 0.30%), due 6/20/51(a)	871,103	776,403
Series 2021-97 FA, 3.000%, (SOFR30A + 0.40%), due 6/20/51(a)	1,936,314	1,655,682
Series 2021-97 IN, 2.500%, due 8/20/49(c)	2,259,300	213,422
Series 2021-97 SA, (SOFR30A + 2.60%), due 6/20/51(a)(c)	4,529,350	51,683
Series 2021-97 SM, 0.840%, (TSFR1M + 6.19%), due 6/20/51(a)(c)	1,246,561	182,682
Series 2021-98 IN, 3.000%, due 6/20/51(c)	586,165	103,359
Series 2022-1 IA, 2.500%, due 6/20/50(c)	362,115	47,000
Series 2022-101 SB, (SOFR30A + 3.30%), due 6/20/52(a)(c)	1,225,382	19,499
Series 2022-107 SA, (SOFR30A + 3.47%), due 6/20/52(a)(c)	6,179,329	118,152
Series 2022-113 Z, 2.000%, due 9/16/61	625,506	329,275
Series 2022-137 S, 0.840%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,231,468	157,999
Series 2022-185 DI, 1.023%, due 10/16/65(a)(b)(c)	1,308,305	97,962
Series 2022-19 SG, (SOFR30A + 2.45%), due 1/20/52(a)(c)	1,563,120	12,399
Series 2022-206 CN, 3.000%, due 2/20/52	497,062	437,816
Series 2022-24 SC, (SOFR30A + 2.37%), due 2/20/52(a)(c)	13,948,097	74,734
Series 2022-34 HS, (SOFR30A + 4.10%), due 2/20/52(a)(c)	2,280,876	115,311
Series 2022-69 FA, 4.500%, (SOFR30A + 0.75%), due 4/20/52(a)	233,827	218,848
Series 2022-78 S, (SOFR30A + 3.70%), due 4/20/52(a)(c)	1,179,600	23,845
Series 2022-83 IO, 2.500%, due 11/20/51(c)	880,658	122,639
Series 2022-87 SA, (SOFR30A + 3.30%), due 5/20/52(a)(c)	2,449,647	40,269
Series 2023-101 KO, 0.000%, due 1/20/51(f)(g)	1,160,292	782,044
Series 2023-114 MO, 0.000%, due 8/20/53(f)(g)	357,578	296,452
Series 2023-159 CI, 0.956%, due 7/16/65(a)(b)(c)	2,896,850	226,831
Series 2023-172 IO, 1.386%, due 2/16/66(a)(b)(c)	2,009,980	201,704
Series 2023-19 IO, 2.500%, due 2/20/51(c)	1,717,729	239,883
Series 2023-194 CI, 0.876%, due 10/16/65(a)(b)(c)	2,301,326	159,452
Series 2023-38 WT, 6.643%, due 12/20/51(a)(b)	291,567	309,055
Series 2023-53, 0.000%, due 4/20/53(f)(g)	297,596	236,346
Series 2023-55 CG, 7.490%, due 7/20/51(a)(b)	492,711	548,633
Series 2023-55 LB, 7.802%, due 11/20/51(a)(b)	450,144	517,068

Schedule of Investments ─ NYLI MacKay ESG Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-56 SK, 0.590%, (TSFR1M + 5.94%), due 4/20/51(a)(c)	$2,407,804	$260,876
Series 2023-59 YC, 6.963%, due 9/20/51(a)(b)	649,957	707,311
Series 2023-60 ES, 0.512%, (SOFR30A + 11.20%), due 4/20/53(a)	651,199	602,178
Series 2023-66 MP, 1.612%, (SOFR30A + 12.30%), due 5/20/53(a)	683,738	676,498
Series 2023-66 OQ, 0.000%, due 7/20/52(f)(g)	742,305	585,592
Series 2023-80 SA, (SOFR30A + 5.25%), due 6/20/53(a)(c)	2,915,683	122,453
Series 2023-81 LA, 5.000%, due 6/20/52	307,415	307,137
Series 2023-86 SE, 1.306%, (SOFR30A + 6.65%), due 9/20/50(a)(c)	849,935	122,608
Series 2024-29 B, 2.500%, due 8/16/64(a)(b)	635,000	484,645
		57,125,024
U.S. Treasury Bonds — 1.0%
U.S. Treasury Bonds
4.340%, due 5/15/54	440,000	460,762
4.420%, due 5/15/44(d)	1,275,000	1,309,465
		1,770,227
U.S. Treasury Note — 3.1%
U.S. Treasury Notes
3.920%, due 7/31/29	2,260,000	2,267,769
4.000%, due 7/31/31	785,000	792,727
4.375%, due 7/31/26	2,260,000	2,264,944
		5,325,440
Total U.S. Government & Federal Agencies
(Cost $62,784,534)		64,220,691

U.S. Treasury Bills — 0.8%
U.S. Treasury Bill
0.000%, due 9/24/24(f)
(Cost $1,388,981)	1,400,000	1,388,965

U.S. Treasury Inflation Indexed Bond — 1.2%
U.S. Treasury Inflation Indexed Bonds
1.375%, due 7/15/33
(Cost $2,070,725)	2,085,000	2,078,663

	Shares	Value
Short-Term Investments — 1.5%
Money Market Funds — 1.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(h)	2,190,058	2,190,058
	Shares	Value
Short-Term Investments (continued)
Money Market Funds (continued)
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(h)(i)	336,600	$336,600

Total Short-Term Investments
(Cost $2,526,658)		2,526,658

Total Investments — 99.5% (Cost $169,544,733)		171,328,184
Other Assets and Liabilities, Net — 0.5%		925,979
Net Assets — 100%		$172,254,163

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2024.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(d)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $326,463; total market value of collateral held by the Fund was $1,672,251. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,335,651.
(e)	Represents a step up coupon bond that pays an initial coupon rate for the first period and a higher coupon rate for the following periods. Rate shown is the rate in effect at July 31, 2024.
(f)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(g)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(h)	Reflects the 7-day yield at July 31, 2024.
(i)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ NYLI MacKay ESG Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF) (continued)

July 31, 2024 (unaudited)

Open futures contracts outstanding at July 31, 2024:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Euro-SCHATZ	Citigroup Global Markets Inc.	September 2024	30	$3,432,186	$3,443,509	$11,323
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	September 2024	114	12,482,952	12,746,625	263,673
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	September 2024	(47)	(5,299,235)	(5,432,172)	(132,937)
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	September 2024	(40)	(8,185,867)	(8,214,687)	(28,820)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	September 2024	(17)	(1,805,838)	(1,834,141)	(28,303)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	September 2024	66	7,700,846	7,971,563	270,717
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	September 2024	67	8,268,650	8,573,906	305,256
						$660,909

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $769,060 at July 31, 2024.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Collateralized Mortgage Obligations	$—	$6,467,093	$—	$6,467,093
Commercial Asset-Backed Securities	—	12,901,840	—	12,901,840
Commercial Mortgage-Backed Securities	—	14,931,494	—	14,931,494
Corporate Bonds	—	66,432,586	—	66,432,586
Foreign Government Obligation	—	380,194	—	380,194
U.S. Government & Federal Agencies	—	64,220,691	—	64,220,691
U.S. Treasury Bills	—	1,388,965	—	1,388,965
U.S. Treasury Inflation Indexed Bond	—	2,078,663	—	2,078,663
Short-Term Investments:
Money Market Funds	2,526,658	—	—	2,526,658
Total Investments in Securities	2,526,658	168,801,526	—	171,328,184
Other Financial Instruments:(k)
Futures Contracts	850,969	—	—	850,969
Total Investments in Securities and Other Financial Instruments	$3,377,627	$168,801,526	$—	$172,179,153
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(190,060)	$—	$—	$(190,060)

(j)	For a complete listing of investments and their industries, see the Schedule of Investments.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.